Interest Expense (Tables)	12 Months Ended
Jun. 30, 2026
Interest Expense [Abstract]
Schedule of Interest Expense
	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Interest expense on loan payables to related companies	240,153	60,246	-	-
Interest on lease liabilities (Note 13)	182,280	114,732	85,187	20,869
	422,433	174,978	85,187	20,869